DERIVATIVE LIABILITY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability	$ 1,082,106		$ 304,490
Loss from changes in derivative liability			$ 61,029
Gain (loss) in derivative liability	$ 25,765	$ 0